AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 64,639	$ 63,317
Gross unrealized gain	10	92
Gross unrealized loss	(359)	(215)
Fair value	64,290	63,194
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	39,607	25,192
Gross unrealized gain	6	28
Gross unrealized loss	(100)	(23)
Fair value	39,513	25,197
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	1,799	573
Gross unrealized gain		20
Gross unrealized loss	(2)	(1)
Fair value	1,797	592
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	37,808	24,619
Gross unrealized gain	6	8
Gross unrealized loss	(98)	(22)
Fair value	37,716	24,605
Available-for-sale securities matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	24,931	37,920
Gross unrealized gain	4	64
Gross unrealized loss	(257)	(188)
Fair value	24,678	37,796
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	476	108
Gross unrealized gain
Gross unrealized loss	(4)	(1)
Fair value	472	107
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	24,455	37,812
Gross unrealized gain	4	64
Gross unrealized loss	(253)	(187)
Fair value	24,206	37,689
Available-for-sale securities matures after three year through five years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	101	205
Gross unrealized gain
Gross unrealized loss	(2)	(4)
Fair value	99	201
Available-for-sale securities matures after three year through five years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost
Gross unrealized gain
Gross unrealized loss
Fair value
Available-for-sale securities matures after three year through five years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	101	205
Gross unrealized gain
Gross unrealized loss	(2)	(4)
Fair value	$ 99	$ 201